UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT November 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Money Market Fund, Inc., covering the six-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy generally gained ground over the reporting period in the wake of a weather-related economic soft patch during the first quarter of 2014. Stronger economic growth sparked bouts of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets over the summer, when the Securities Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy. While some longer term financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus Municipal Money Market Fund, Inc. produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

The U.S. economic recovery accelerated and the Federal Reserve Board (the “Fed”) ended its quantitative easing program during the reporting period, but the overnight federal funds rate was left unchanged near historical lows. Consequently, tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

If we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term, interest-rate trends and future supply-and-demand considerations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields Stayed Low despite Accelerating Economic Recovery

Long-term interest rates fell in the months prior to the reporting period amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track by the start of the reporting period, as evidenced by a 4.6% annualized GDP growth rate for the second quarter and an estimated 3.9% annualized growth rate for the third quarter.The unemployment rate declined steadily, household wealth increased, and manufacturing activity intensified. While these factors typically would be expected to push longer term interest rates higher, inflation remained muted and supply-and-demand dynamics persisted in putting downward pressure on yields of tax-exempt money market securities. The tax-exempt note market continued to experience strong demand, while issuance continued to decline as issuers’ needs for short-term financing decreased in the recovering economy. Robust investor demand and a more limited supply of new instruments also kept yields on variable rate demand notes (“VRDNs”) near historical lows.

Municipal credit quality continued to improve during the reporting period as most states and many local governments recovered slowly from the recession. Most notably, state general funds have shown consecutive quarters of growth in personal income taxes and sales taxes, both important sources of revenue.

Credit Selection Remained Paramount

As they have for some time, most municipal money market funds during the reporting period continued to maintain short weighted average maturities compared to historical averages due to narrow yield differences along the market’s maturity range. The fund was no exception, as we continued to set its weighted average maturity in a position that was consistent with industry averages. Changes to the regulations governing some money market funds—which were announced in July but are not effective until 2016—also contributed to relatively cautious investment postures.

As always, well-researched credit selection remained paramount over the reporting period. We continued to favor state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers with stable credit characteristics.

Fed Remains Committed to Low Short-Term Rates

Although the U.S. economic recovery has gained momentum and the Fed’s quantitative easing program ended in the fall, monetary policymakers have made clear that short-term interest rates are likely to remain near current levels “for a considerable time.” The Fed reiterated that it will continue to monitor progress toward its objectives of full employment and a 2% inflation rate, and depending on prevailing economic conditions, it may keep rates low even after those targets are reached. Therefore, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

December 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

Expenses paid per $1,000†	$ .55
Ending value (after expenses)	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

Expenses paid per $1,000†	$ .56
Ending value (after expenses)	$ 1,024.52

† Expenses are equal to the fund’s annualized expense ratio of .11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.9%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.05	12/1/14	5,000,000	[a]	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.08	12/7/14	4,000,000	[a]	4,000,000
Arizona—1.1%
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)	0.06	12/17/14	5,000,000		5,000,000
California—3.0%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Bank of the West)	0.09	12/7/14	3,315,000	[a]	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC;
Comerica Bank)	0.08	12/7/14	2,215,000	[a]	2,215,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.08	12/7/14	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.09	12/7/14	2,695,000	[a]	2,695,000
Colorado—1.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	12/7/14	2,500,000	[a,b,c]	2,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.06	12/7/14	5,000,000	[a,b,c]	5,000,000
Connecticut—.7%
Bridgeport,
GO Notes, TAN	2.00	2/19/15	3,000,000		3,012,387
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.21	12/7/14	440,000	[a]	440,000
Florida—12.8%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.09	12/7/14	7,200,000	[a,b,c]	7,200,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.06	12/7/14	19,500,000	[a]	19,500,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic
Health System)	0.10	12/9/14	6,000,000		6,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.33	12/7/14	4,000,000	[a]	4,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.08	12/11/14	4,800,000		4,800,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust (Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.18	12/7/14	3,915,000	[a,b,c]	3,915,000
Palm Beach County School District,
GO Notes, TAN	1.25	1/30/15	10,000,000		10,019,087
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.20	12/7/14	1,815,000	[a]	1,815,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	1/7/15	3,000,000		3,000,000
Georgia—2.9%
Bartow County Development
Authority, Revenue (VMC
Specialty Alloys LLC Project)
(LOC; Comerica Bank)	0.12	12/7/14	3,350,000	[a]	3,350,000
Fulton County Development
Authority, Revenue (King’s
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.05	12/7/14	8,900,000	[a]	8,900,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.10	12/7/14	1,580,000	[a]	1,580,000
Illinois—3.0%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.04	12/7/14	6,655,000	[a]	6,655,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.06	12/7/14	7,370,000	[a]	7,370,000
Indiana—2.3%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.15	12/7/14	10,640,000	[a]	10,640,000
Iowa—2.3%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.09	12/7/14	11,000,000	[a]	11,000,000
Kansas—1.3%
Shawnee,
GO Notes, Refunding (Internal
Improvement)	5.00	12/1/14	940,000		940,000
Wichita,
GO Temporary Notes	0.30	10/15/15	5,000,000		5,001,045
Kentucky—1.1%
Carroll County,
Environmental Facilities
Revenue, Refunding (Kentucky
Utilities Company Project)
(LOC; Bank of Tokyo-Mitsubishi
UFJ, Ltd.)	0.05	12/7/14	5,000,000	[a]	5,000,000
Louisiana—4.8%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.14	12/7/14	1,500,000	[a]	1,500,000
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.05	12/7/14	9,000,000	[a]	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.04	12/1/14	7,700,000	[a]	7,700,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.04	12/7/14	4,500,000	[a]	4,500,000
Maryland—.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.10	12/7/14	800,000	[a]	800,000
Massachusetts—5.6%
Massachusetts,
Special Obligation Notes
(Senior Federal Highway Grant
Anticipation Note Program)	4.00	12/15/14	250,000		250,360
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; U.S. Bank NA)	0.06	12/7/14	2,225,000	[a]	2,225,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.04	12/1/14	15,650,000	[a]	15,650,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.03	12/1/14	4,200,000	[a]	4,200,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	4,000,000		4,121,271
Minnesota—1.0%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Senior Airport
Revenue, Refunding	5.00	1/1/15	1,715,000		1,722,141
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.08	12/16/14	3,000,000		3,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi—2.0%
Mississippi Business Finance
Corporation, Gulf
Opportunity Zone IDR
(Chevron U.S.A. Inc. Project)	0.04	12/1/14	9,605,000	[a]	9,605,000
Missouri—1.0%
Kansas City,
Special Obligation Revenue,
Refunding (Chouteau I-35
Project) (LOC; JPMorgan
Chase Bank)	0.07	12/7/14	4,650,000	[a]	4,650,000
Nebraska—1.1%
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.07	12/9/14	5,000,000		5,000,000
New Hampshire—.6%
Rockingham County,
GO Notes, TAN	0.50	12/19/14	3,000,000		3,000,501
New Jersey—1.4%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	4,000,000		4,005,566
Stafford Township,
GO Notes, BAN (General
Improvement and Water/
Sewer Utility)	1.00	5/18/15	2,500,000		2,507,558
New York—4.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester
County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche
Bank AG)	0.24	12/7/14	4,900,000	[a,b,c]	4,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	0.04	12/7/14	6,000,000	[a]	6,000,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.05	12/1/14	8,700,000	[a]	8,700,000
North Carolina—2.4%
North Carolina,
LOR, Refunding (Citigroup
ROCS, Series RR II R-14089)
(Liquidity Facility; Citibank NA)	0.02	12/7/14	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children’s Center,
Inc.) (LOC; Bank of America)	0.07	12/7/14	1,650,000	[a]	1,650,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield
Episcopal Retirement
Community) (LOC;
Branch Banking and Trust Co.)	0.04	12/7/14	5,035,000	[a]	5,035,000
Raleigh,
GO Notes (Public Improvement
Bonds and Street
Improvement Bonds)	4.00	2/1/15	2,000,000		2,013,223
Ohio—2.2%
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.13	12/7/14	1,740,000	[a]	1,740,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.13	12/7/14	1,745,000	[a]	1,745,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	7,000,000		7,029,610
Pennsylvania—9.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	12/7/14	9,755,000	[a,b,c]	9,755,000
Franklin County Industrial
Development Authority,
Revenue (James and
Donna Martin Project) (LOC;
Wells Fargo Bank)	0.24	12/7/14	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.09	12/7/14	1,200,000	[a]	1,200,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.34	12/7/14	960,000	[a]	960,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.24	12/7/14	1,000,000	[a]	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.09	12/7/14	2,630,000	[a]	2,630,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.19	12/7/14	11,800,000	[a]	11,800,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.13	12/7/14	4,300,000	[a]	4,300,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny County
Hospital Development Authority,
Revenue (University of Pittsburgh
Medical Center)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.04	12/7/14	7,000,000	[a,b,c]	7,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.08	2/17/15	3,650,000		3,650,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.29	12/7/14	1,055,000	[a]	1,055,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T Trust)	0.30	12/7/14	920,000	[a]	920,000
Rhode Island—.2%
Rhode Island and Providence
Plantations, GO Notes,
Refunding (Consolidated
Capital Development Loan)	2.00	2/1/15	935,000		937,939
South Carolina—1.5%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	1.00	4/15/15	7,000,000		7,022,833
Tennessee—11.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.04	12/7/14	13,275,000	[a]	13,275,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.08	12/7/14	6,640,000	[a]	6,640,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	12/11/14	9,000,000		9,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank, Ltd.)	0.08	1/14/15	5,000,000		5,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.08	12/1/14	11,000,000	[a]	11,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.04	12/7/14	9,600,000	[a]	9,600,000
Texas—9.6%
Dallas,
CP (Liquidity Facility; Wells
Fargo Bank)	0.08	12/2/14	3,000,000		3,000,000
Dallas,
GO Notes	5.13	2/15/15	3,000,000		3,031,128
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	12/16/14	4,000,000		4,000,000
El Paso Independent School
District, Unlimited Tax
School Building Bonds
(Liquidity Facility; JPMorgan
Chase Bank and LOC;
Permanent School Fund
Guarantee Program)	0.12	2/19/15	7,100,000		7,100,000
Gulf Coast Waste Disposal
Authority, SWDR (Air
Products Project)	0.05	12/7/14	7,000,000	[a]	7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Gulf Coast Waste Disposal Authority,
SWDR (Air Products Project)	0.05	12/7/14	7,000,000	[a]	7,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank PLC)	0.05	12/7/14	6,200,000	[a]	6,200,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.21	2/12/15	5,000,000		5,000,000
Richardson,
Combination Tax and Revenue
Certificates of Obligation	0.75	2/15/15	2,435,000		2,437,918
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children’s Medical
Center Project)	5.00	12/1/14	785,000		785,000
Utah—.8%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	2/10/15	4,000,000		4,000,000
Vermont—.7%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD Bank)	0.05	12/1/14	3,500,000	[a]	3,500,000
Virginia—1.3%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.04	12/7/14	6,310,000	[a]	6,310,000
Washington—.5%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.11	12/7/14	2,510,000	[a]	2,510,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—3.4%
Middleton,
Note Anticipation Notes	1.50	12/15/15	2,500,000	2,512,300
Oak Creek,
GO Promissory Notes	2.00	4/1/15	2,550,000	2,565,019
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	7/23/15	3,000,000	3,015,401
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	3,000,000	3,020,041
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.14	1/7/15	5,000,000	5,000,000

Total Investments (cost $470,375,328)			99.5%	470,375,328
Cash and Receivables (Net)			.5%	2,284,176
Net Assets			100.0%	472,659,504

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, these securities amounted to $43,070,000 or 9.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	16.1	Special Tax	4.5
Education	15.8	Transportation Services	3.3
Health Care	10.1	Utility-Water and Sewer	2.1
Housing	9.4	Pollution Control	1.6
City	8.8	State/Territory	.8
Utility-Electric	8.0	Other	8.6
County	5.7
Resource Recovery	4.7		99.5

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	470,375,328	470,375,328
Cash		4,467,433
Interest receivable		420,752
Prepaid expenses		27,269
		475,290,782
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		45,397
Payable for investment securities purchased		2,512,300
Payable for shares of Common Stock redeemed		20,783
Accrued expenses		52,798
		2,631,278
Net Assets ($)		472,659,504
Composition of Net Assets ($):
Paid-in capital		472,659,504
Net Assets ($)		472,659,504
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		472,694,970
Net Asset Value, offering and redemption price per share ($)		1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	257,619
Expenses:
Management fee—Note 2(a)	1,131,820
Shareholder servicing costs—Note 2(b)	129,665
Professional fees	33,707
Registration fees	21,722
Custodian fees—Note 2(b)	19,879
Directors’ fees and expenses—Note 2(c)	12,702
Prospectus and shareholders’ reports	9,029
Miscellaneous	15,337
Total Expenses	1,373,861
Less—reduction in expenses due to undertaking—Note 2(a)	(1,116,242)
Less—reduction in fees due to earnings credits—Note 2(b)	(55)
Net Expenses	257,564
Investment Income—Net, representing net increase
in net assets resulting from operations	55
See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
Operations ($):
Investment Income-Net, representing
net increase in net assets resulting
from operations	55	123
Dividends to Shareholders from ($):
Investment income—net	(55)	(123)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	387,670,659	906,256,478
Dividends reinvested	52	113
Cost of shares redeemed	(368,917,824)	(950,102,519)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	18,752,887	(43,845,928)
Total Increase (Decrease) in Net Assets	18,752,887	(43,845,928)
Net Assets ($):
Beginning of Period	453,906,617	497,752,545
End of Period	472,659,504	453,906,617
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014					Year Ended May 31,
	(Unaudited)		2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.03		.05	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[c]	.61		.62		.64		.65	.62
Ratio of net expenses
to average net assets	.11	[c]	.14		.23		.18		.30	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.03		.05	.07
Net Assets, end of period
($ x 1,000)	472,660		453,907		497,753		419,287		476,210	508,402

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	470,375,328
Level 3—Significant Unobservable Inputs	—
Total	470,375,328
† See Statement of Investments for additional detailed categorizations.

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,116,242 during the period ended November 30, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2014, the fund was charged $93,733 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $30,263 for transfer agency services and $1,450 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $55.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $19,879 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended November 30, 2014, the fund was charged $1,092 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2014, the fund was charged $3,616 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $187,736, Shareholder Services Plan fees $15,000, custodian fees $17,920, Chief Compliance Officer fees $1,234 and transfer agency fees $11,700, which are offset against an expense reimbursement currently in effect in the amount of $188,193.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $265,985,000 and $127,100,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or two basis points below the Performance Group median for the various periods and above or one basis point below the Performance Universe median for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has currently undertaken to limit fund expenses to maintain a minimum yield of .00 of 1%. Dreyfus representatives further noted that such expense limitations may fluctuate daily, are temporary and not contractual, and may be terminated by Dreyfus at any time without notice.The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the ongoing, historically low interest rate environment, and the Board noted the extent to which comparisons to the Performance Group and Performance Universe funds might be affected by similar undertakings.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

NOTES

For More Information

Ticker Symbol: DTEXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)